OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES Bonds Payable (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Composition Of Bonds Payable
Other current financial liabilities	$ 67,981,405	$ 64,800,570
Other non-current financial liabilities	675,767,201	721,570,587
Bonds payable (current)
Composition Of Bonds Payable
Notional amount	20,547,117	27,112,986
Borrowing costs capitalised	390,822	383,158
Bonds payable (noncurrent)
Composition Of Bonds Payable
Notional amount	651,459,940	690,150,930
Borrowing costs capitalised	3,231,386	4,466,746
Bonds payable
Composition Of Bonds Payable
Notional amount	672,007,057	717,263,916
Borrowing costs capitalised	3,622,208	4,849,904
Other current financial liabilities	20,156,295	26,729,828
Other non-current financial liabilities	648,228,554	685,684,184
Other financial liabilities	$ 668,384,849	$ 712,414,012